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Restatement of Previously Issued Financial Statements
Sales and use taxes														$ 1,000,000	$ 800,000
Operating expense		$ 4,130,817	$ 61,079,702	$ 1,709,519	$ 1,130,682	$ 1,307,388	$ 1,487,023	$ 1,718,051	$ 2,840,201	$ 3,205,074	$ 11,665,338	$ 63,919,903	$ 4,512,462	69,328,425	5,706,283
General and administrative expenses		2,917,139	2,218,289	568,469	210,767	284,834	386,346	341,213	779,236	727,559	7,122,202	2,997,525	1,012,393	6,553,961	1,202,456
Revenues		3,980,655	3,354,437		1,620,995	1,432,721	1,271,473	1,577,518	3,332,561	2,848,991	10,692,259	6,686,998	4,281,712	10,421,352	5,765,889
Transaction expenses		0	455,834	228,307					254,645		0	710,479		792,796	86,799
Goodwill	$ 61,591,904	4,916,694		61,591,904					61,591,904		4,916,694			4,916,694	0
Goodwill impairment charges		0	56,675,210								0	56,675,210		$ 56,675,210	0
Number of shares of common stock issued to seller (in Shares)														0
Compensation and related benefits		1,213,678	1,730,369								4,543,136	3,536,689		$ 5,306,458	4,417,028
Common stock issuance obligation		31,227	76,276	447,930					447,930		31,227	76,276		69,621	0
Additional paid-in capital		68,989,139	65,427,362	63,675,694					63,675,694		68,989,139	65,427,362		67,683,754	6,027,153
Accrued interest payable		882,925									882,925			558,358	52,028
Interest expense												124,557
Stock options vested	5,728,784
Accounts receivable, net		2,578,490									2,578,490			1,716,370	603,480	$ 389,453
Deferred tax liability		67,379	67,378	67,378					67,378		67,379	67,378		67,378	0
Income tax payable			9,819									9,819
Accumulated deficit		(74,566,341)	(64,495,771)	(10,573,210)	(9,939,087)	(7,443,298)		(6,762,640)	(10,573,210)		(74,566,341)	(64,495,771)	(7,443,298)	(67,703,873)	(10,001,858)		$ (6,238,928)
Deferred revenue		1,150,093				1,057,622		889,643			1,150,093		1,057,622	417,815	902,524
Accounts payable and accrued liabilities		11,716,584	9,276,331	8,044,881	2,640,803	2,411,800		1,711,631	8,044,881		11,716,584	9,276,331	2,411,800	9,343,659	2,586,281
ELOC Commitment Fee Note				0					0
Prepaids and other current assets		382,522	466,737	260,789					260,789		382,522	466,737		446,826	79,920
Loss on issuance of financial instruments			595,000									2,213,234
Loss on extinguishment of debt			(645,979)								(126,125)	(645,979)		(645,979)	0
Interest expense		755,866	115,385	341,835					351,145		$ 1,727,110	466,530		211,459	191,323
Employee benefit and equity-based compensation			1,730,369	912,743					1,806,320			3,536,689
Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
Net liabilities	19,359,122
Net liabilities acquired	(18,035,760)													$ 18,035,760
Goodwill	0
IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Net liabilities	8,255,943
Net liabilities acquired	8,300,000
Goodwill	$ 61,591,904
Number of shares of common stock issued to seller (in Shares)	4,950,000										0			0
Compensation and related benefits	$ 619,935
Common stock issuance obligation		31,227	76,276	447,930					447,930		$ 31,227	76,276		$ 69,621
Decrease the stock-based compensation expense			371,654	172,005					172,005			543,659
Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Operating expense			1,600,555	(698,749)	59,419	59,960	59,960	59,960	(639,330)	119,920		961,225	179,880	178,257	239,840
General and administrative expenses			48,072	59,419	59,419	59,960	59,960	59,960	118,838	119,920		166,910	179,880		239,840
Revenues			0		125,000	(18,750)	(18,750)	(18,750)	125,000	(37,500)		125,000	(56,250)		(75,000)
Transaction expenses			(190,469)	(752,500)					(752,500)			(942,969)
Goodwill				1,691,210					1,691,210
Goodwill impairment charges			1,691,210									1,691,210
Common stock issuance obligation			76,276	447,930					447,930			76,276
Additional paid-in capital			(854,694)	(906,436)					(906,436)			(854,694)
Accounts receivable, net															(25,000)
Deferred tax liability			67,378	67,378					67,378			67,378
Income tax payable			(54,036)									(54,036)
Accumulated deficit			(2,971,190)	(800,154)	(821,291)	(789,413)		(644,493)	(800,154)			(2,971,190)	(789,413)		(886,873)
Deferred revenue						87,500		62,500					87,500		100,000
Accounts payable and accrued liabilities			1,005,938	1,291,896	821,291	701,913		581,993	1,291,896			1,005,938	701,913		761,873
ELOC Commitment Fee Note				(500,000)					(500,000)
Prepaids and other current assets			(1,139,732)	(500,000)					(500,000)			(1,139,732)
Loss on issuance of financial instruments			595,000									595,000
Loss on extinguishment of debt			95,000									95,000
Interest expense			(116,697)	(7,860)					(7,860)			(124,557)
Employee benefit and equity-based compensation			51,742	(5,668)					(5,668)			46,074
Revision of Prior Period, Error Correction, Adjustment [Member] | Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
Payment of acquisition related costs			201,816
Previously Reported [Member]
Restatement of Previously Issued Financial Statements
Operating expense			59,479,147	2,408,268	1,071,263	1,247,428	1,427,063	1,658,091	3,479,531	3,085,154		62,958,678	4,332,582		5,466,443
General and administrative expenses			2,170,217	509,050	151,348	224,874	326,386	281,253	660,398	607,639		2,830,615	832,513		962,616
Revenues			3,354,437		1,495,995	1,451,471	1,290,223	1,596,268	3,207,561	2,886,491		6,561,998	4,337,962		5,840,889
Transaction expenses			646,303	980,807					1,007,145			1,653,448
Goodwill				59,900,694					59,900,694
Goodwill impairment charges			54,984,000									54,984,000
Common stock issuance obligation			0	0					0			0
Additional paid-in capital			66,282,056	64,582,130					64,582,130			66,282,056
Deferred tax liability			0	0					0			0
Income tax payable			63,855									63,855
Accumulated deficit			(61,524,581)	(9,773,056)	(9,117,796)	(6,653,885)		(6,118,147)	(9,773,056)			(61,524,581)	(6,653,885)		(9,114,985)			$ (5,666,895)
Deferred revenue						970,122		827,143					970,122		802,524
Accounts payable and accrued liabilities			8,270,393	6,752,985	1,819,512	1,709,887		1,129,638	6,752,985			8,270,393	1,709,887		1,824,408
ELOC Commitment Fee Note				500,000					500,000
Prepaids and other current assets			1,606,469	760,789					760,789			1,606,469
Loss on issuance of financial instruments			0									1,618,234
Loss on extinguishment of debt			(740,979)									(740,979)
Interest expense			232,082	349,695					359,005			591,087
Employee benefit and equity-based compensation			1,678,627	918,411					1,811,988			3,490,615
Error Correction, Failure To Identify And Accrue For Sales And Use Taxes [Member]
Restatement of Previously Issued Financial Statements
Sales and use taxes			940,130	880,711	821,291	701,913	641,953	581,993	880,711	641,953		940,130	701,913		761,873
Error Correction, Failure To Identify And Accrue For Sales And Use Taxes [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Sales and use taxes														761,873	761,873
General and administrative expenses			59,419	59,419					118,838			178,257
Accumulated deficit					761,873										522,033
Error Correction, Incorrect Cutoff Of Revenue Transaction [Member]
Restatement of Previously Issued Financial Statements
Deferred revenue						106,250	87,500	62,500		87,500			106,250
Error Correction, Incorrect Cutoff Of Revenue Transaction [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Accumulated deficit						50,000							50,000		50,000
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Transaction Expenses [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Decrease in benefit from income tax												1,121,652
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Transaction Expenses [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
General and administrative expenses			11,347
Transaction expenses	654,316
Net liabilities	654,316		654,316	167,040					167,040			654,316
Payment of acquisition related costs				452,500								201,816
Decrease in transaction expenses			190,469	(452,500)					(452,500)			642,969
Goodwill impairment charges			167,040									167,040
Accounts payable and accrued liabilities			0	201,816					201,816			0
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Transaction Expenses [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
General and administrative expenses												595,000
Transaction expenses	300,000
Payment of acquisition related costs		300,000		300,000								300,000
Decrease in transaction expenses				(300,000)					(300,000)			(300,000)
Net liabilities acquired	(300,000)
Goodwill	300,000		500,000									500,000
Accounts payable and accrued liabilities				0					0
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Transaction Expenses [Member] | Previously Reported [Member] | Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
Net liabilities				654,316					654,316
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Transaction Expenses [Member] | Previously Reported [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Goodwill	300,000		300,000	300,000					300,000			300,000
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member]
Restatement of Previously Issued Financial Statements
Stock options vested	5,728,784
Grant date fair value	1,601,190
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Employee liabilities	167,040
Goodwill impairment charges			167,040									167,040
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Accrued interest payable			124,557									124,557
Interest expense			116,697
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Net liabilities	167,040			167,040					167,040
Net liabilities acquired	167,040
Goodwill	167,040		167,040	167,040					167,040			167,040
Employee liabilities	$ 167,040
Number of shares of common stock issued to seller (in Shares)	51,192
Compensation and related benefits									619,935
Common stock issuance obligation	$ 76,276
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member] | Previously Reported [Member]
Restatement of Previously Issued Financial Statements
Stock options vested	5,034,046
Grant date fair value	1,394,222
Error Correction, Incorrect Recognition Of Accrued Expenses Pertaining To Cash And Stock Compensation [Member] | Previously Reported [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Additional paid-in capital			46,074									46,074
Incorrect recognition of grant date fair value
Restatement of Previously Issued Financial Statements
Stock options vested	5,728,784
Grant date fair value	1,601,190
Incorrect recognition of grant date fair value | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Compensation and related benefits			51,742	(5,668)					(5,668)
Additional paid-in capital			325,279	5,668					5,668			325,279
Employee benefit and equity-based compensation			(51,742)									46,074
Incorrect recognition of grant date fair value | Previously Reported [Member]
Restatement of Previously Issued Financial Statements
Additional paid-in capital			46,074									46,074
Stock options vested	5,034,046
Grant date fair value	1,394,222
Incorrect recognition and measurement of accounts receivable balances | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Accounts receivable, net	1,590,596
Incorrect recognition and measurement of accounts receivable balances | Revision of Prior Period, Error Correction, Adjustment [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Goodwill	1,590,596			1,590,596					1,590,596
Goodwill impairment charges			1,590,596									1,590,596
Incorrect recognition of certain income tax-related balances as of the Business Combination date | Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
Increase (decrease) in federal and state income taxes payable	(78,827)
Incorrect recognition of certain income tax-related balances as of the Business Combination date | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Increase (decrease) in federal and state income taxes payable	26,183
Incorrect recognition of certain income tax-related balances as of the Business Combination date | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Deferred tax liability			67,378	67,378					67,378			67,378
Decrease in prepaid income taxes												639,732
Income tax payable			(414,542)	495,442					495,442			(414,542)
Decrease in benefit from income tax			558,832	(562,820)					(562,820)			(414,542)
Decrease in prepaid income taxes												(639,732)
Incorrect recognition of certain income tax-related balances as of the Business Combination date | Revision of Prior Period, Error Correction, Adjustment [Member] | Digital Health Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
Net liabilities	78,827
Goodwill impairment charges			366,426									366,426
Incorrect recognition of certain income tax-related balances as of the Business Combination date | Revision of Prior Period, Error Correction, Adjustment [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Restatement of Previously Issued Financial Statements
Goodwill	366,426
Goodwill impairment charges			1,590,596									1,590,596
Deferred tax liability	$ 392,609
Incorrect recognition of certain income tax-related balances as of the Business Combination date | Previously Reported [Member]
Restatement of Previously Issued Financial Statements
Decrease in benefit from income tax			558,832									1,121,652
Error Correction, Incorrect Recognition Of Commitment Fee [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
ELOC Commitment Fee Note				500,000					500,000
Prepaids and other current assets				500,000					500,000
Loss on issuance of financial instruments												595,000
Loss on extinguishment of debt												(95,000)
Incorrect classification of acquisition of remaining non-controlling interest | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Additional paid-in capital			325,279	325,279					325,279			325,279
Incorrect recognition of accrued interest | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Accrued interest payable			124,557	$ 7,860					7,860			124,557
Interest expense			116,697									124,557
Technology Service [Member]
Restatement of Previously Issued Financial Statements
Revenues		$ 163,523	806,456		287,950	201,228	29,900	156,937	477,889	186,837	$ 993,493	1,284,345	388,065	$ 1,980,186	$ 657,968
Technology Service [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Revenues			0		125,000	(18,750)	(18,750)	(18,750)	125,000	(37,500)		125,000	(56,250)
Technology Service [Member] | Previously Reported [Member]
Restatement of Previously Issued Financial Statements
Revenues			$ 806,456		162,950	$ 219,978	$ 48,650	$ 175,687	352,889	$ 224,337		1,159,345	$ 444,315
Technology Service [Member] | Error Correction, Incorrect Cutoff Of Revenue Transaction [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Restatement of Previously Issued Financial Statements
Revenues					$ 125,000				$ 125,000			$ 125,000